Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual Review, Compensation Cycle & Timing of Grants of Certain Equity Awards
The Company has historically completed its annual review and compensation cycle for all employees in the first quarter of each year upon approval of the Compensation Committee of go-forward base salary adjustments, annual cash bonuses under the Bonus Plan for the most recently completed fiscal year and equity incentive award grants to eligible employees, in each case including for our Chief Executive Officer and other named executive officers. The Compensation Committee also sets target performance metrics on an annual basis for certain PSUs during the Company’s annual review and compensation cycle. In certain circumstances, the Compensation Committee may approve grants to be effective at other times outside of the annual compensation cycle, including to new hires upon their start date and existing employees for promotions or retention purposes, as applicable. During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity incentive awards.

Award Timing Method	The Company has historically completed its annual review and compensation cycle for all employees in the first quarter of each year upon approval of the Compensation Committee of go-forward base salary adjustments, annual cash bonuses under the Bonus Plan for the most recently completed fiscal year and equity incentive award grants to eligible employees, in each case including for our Chief Executive Officer and other named executive officers. The Compensation Committee also sets target performance metrics on an annual basis for certain PSUs during the Company’s annual review and compensation cycle. In certain circumstances, the Compensation Committee may approve grants to be effective at other times outside of the annual compensation cycle, including to new hires upon their start date and existing employees for promotions or retention purposes, as applicable.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity incentive awards.